CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (89,333)	$ (12,583)	¥ (282,630)	¥ 88,891
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	64,881	9,138	88,494	72,148
Inventory write-down	31,135	4,385	32,846	8,103
Share-based compensation	106	14	19,560	47,405
Allowance for doubtful accounts	13,894	1,957	52,997	25,541
Deferred income tax (benefits) expenses	1,670	235	22,644	(21,115)
Investment income	(1,424)	(201)	(7,350)	(1,369)
Changes in operating assets and liabilities:
Accounts and notes receivable from third parties	1,000	141	7,505	99,877
Accounts receivable from a related party	36,211	5,100	(39,462)	287,690
Inventories	28,937	4,076	41,214	(145,079)
Prepaid expenses and other current assets	521	73	(25,710)	(76,193)
Other receivables from related parties	24,815	3,495	63,432	(266)
Amounts due to related parties	6,920	975	6,133	(118,777)
Interest received relating to the investment income recognized in previous year	712	100	3,243	2,785
Accounts and notes payable	(177,725)	(25,032)	(225,050)	67,737
Advances from customers	12,969	1,827	18,737	(12,981)
Income tax payables	1,105	156	(26,669)	(7,619)
Accrued expenses and other liabilities	(50,720)	(7,143)	(29,220)	3,202
Lease liabilities	(8,902)	(1,253)	(4,883)	(11,012)
Net cash provided by (used in) operating activities	(103,228)	(14,540)	(284,169)	308,968
Cash flows from investing activities
Purchase of equipment	(110,127)	(15,511)	(195,555)	(99,448)
Purchase of lease hold improvement	(3,080)	(434)		(3,991)
Purchase of intangible assets	(398)	(56)	(4,405)	(6,733)
Placement of long-term investments	(23,838)	(3,358)
Purchase of short-term investments	(110,860)	(15,614)	(347,971)	(1,796,620)
Maturity of short-term investments	238,261	33,558	983,887	1,663,489
Proceeds from disposal of property and equipment	1,543	217	132
Placement of short-term deposits	(190,427)	(26,821)	(171,541)	(164,761)
Maturities of short-term deposits				162,743
Placement of long-term deposits				(30,000)
Maturities of long-term deposits			50,000	10,000
Net cash (used in) provided by investing activities	(198,926)	(28,019)	314,547	(265,321)
Cash flows from financing activities
Proceeds from exercise of vested share options	19	3	2,936	12,920
Receipt of borrowing	121,963	17,178	118,662	16,106
Capital injection in subsidiaries from an investor or a non-controlling shareholder	115	16		175
Repurchase of ordinary shares	(6,440)	(907)	(8,035)	(12,068)
Net cash provided by financing activities	115,657	16,290	113,563	17,133
Effect of exchange rate changes on cash and cash equivalents	9,643	1,360	46,482	(12,703)
Net increase (decrease) in cash and cash equivalents and restricted cash	(176,854)	(24,909)	190,423	48,077
Cash and cash equivalents and restricted cash at the beginning of the year	813,209	114,538	622,786	574,709
Cash and cash equivalents and restricted cash at the end of the year	636,355	89,629	813,209	622,786
Cash and cash equivalents at the end of the year	491,715	69,257	737,139	586,955
Restricted cash at the end of the year	144,640	20,372	76,070	35,831
Supplemental disclosures of cash flow information:
Cash paid for income tax, net	(187)	(26)	(22,802)	(34,446)
Acquisition of equipment in form of other payable	¥ 53,235	$ 7,498	¥ 16,075	¥ 60,507